Real estate properties held for lease, net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Real estate properties held for lease, net
Total costs	$ 428,763,657	$ 496,759,179
Accumulated depreciation	(55,295,790)	(56,458,807)
Real estate properties held for lease, net	373,467,867	440,300,371	$ 483,108,207
Depreciation expense	$ 7,709,696	8,237,055
Minimum
Real estate properties held for lease, net
Remaining lease periods	25 days
Maximum
Real estate properties held for lease, net
Remaining lease periods	20 years
Pledged as collateral
Real estate properties held for lease, net
Real estate properties held for lease, net	$ 137,103,470	174,811,201
Elementary schools
Real estate properties held for lease, net
Total costs	3,062,464	3,345,332
Basement parking
Real estate properties held for lease, net
Total costs	6,899,693	9,122,951
Kindergartens
Real estate properties held for lease, net
Total costs	4,174,550	9,326,258
Parking Facilities
Real estate properties held for lease, net
Total costs	74,803,844	95,414,729
Clubhouses
Real estate properties held for lease, net
Total costs	7,698,981	8,410,108
Shopping mall
Real estate properties held for lease, net
Total costs	258,828,780	282,353,261
Shopping mall equipment [Member]
Real estate properties held for lease, net
Equipment acquired under finance lease, gross		7,822,133
Residential properties
Real estate properties held for lease, net
Total costs	$ 73,295,345	$ 88,786,540